Deferred Tax - Reconciliation of Movements of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	$ 1,272
Ending balance	960	$ 1,272
Beginning balance	1,493
Ending Balance	1,511	1,493
Net deferred tax assets	551	221
Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	1,272	1,557
Benefit (expense) to income statement – continuing operations	(385)	(306)
Acquisitions	68	14
Ending balance	960	1,272
Translation and other, net	5	7
Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	3	(226)
Acquisitions	17	4
Benefit (expense) to other comprehensive income		43
Beginning balance	1,493	1,691
Expense to equity	(3)	(28)
Translation and other, net	1	9
Ending Balance	1,511	1,493
Goodwill and Other Identifiable Intangible Assets [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	512	526
Acquisitions	7
Ending balance	507	512
Translation and other, net	(6)	1
Goodwill and Other Identifiable Intangible Assets [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	(6)	(15)
Equity Method Investments [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	703	865
Ending balance	302	703
Translation and other, net	(1)
Equity Method Investments [member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	(400)	(162)
Other [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	57	166
Acquisitions	61	14
Ending balance	151	57
Translation and other, net	12	6
Other [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	21	(129)
Tax Losses and Other Attributes [Member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	12	4
Beginning balance	176	267
Translation and other, net	(1)	10
Ending Balance	190	176
Tax Losses and Other Attributes [Member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	3	(105)
Goodwill and Other Identifiable Intangible Assets [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	979	1,058
Translation and other, net	1	(2)
Ending Balance	980	979
Goodwill and Other Identifiable Intangible Assets [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations		(77)
Employee Benefits and Compensation [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense to equity	3	28
Employee Benefits and Compensation [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to other comprehensive income		43
Beginning balance	185	175
Expense to equity	(3)	(28)
Translation and other, net	1	3
Ending Balance	177	185
Employee Benefits and Compensation [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	(6)	(8)
Other [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	5
Beginning balance	153	191
Translation and other, net		(2)
Ending Balance	164	153
Other [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	$ 6	$ (36)